Trade Payables (Tables)	12 Months Ended
Dec. 31, 2011
Trade Payables	Trade payables are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Notes	¥16,519	¥13,676
Accounts	364,013	369,575

	¥380,532	¥383,251